CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents		$ 22,623	$ 34,802
Trade and other receivables		78	265
Total Current Assets		22,701	35,067
Non-Current Assets
Property, plant and equipment		59,065	26,068
Exploration and evaluation assets		0	0	[1]
Other assets		6,551	4,044
Total Non-Current Assets		65,616	30,112
TOTAL ASSETS		88,317	65,179
Current Liabilities
Trade and other payables		9,892	837
Provisions		22	17
Other liabilities		0	3,750
Total Current Liabilities		9,914	4,604
Non-Current Liabilities
Provisions	[2]	1,313	0
Total Non-Current Liabilities		1,313	0
TOTAL LIABILITIES		11,227	4,604
NET ASSETS		77,090	60,575
EQUITY
Contributed equity	[3]	102,278	81,194
Reserves		3,003	457
Accumulated losses		(28,191)	(21,076)
TOTAL EQUITY		$ 77,090	$ 60,575

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.
[2]	The Group commenced construction of the Poplar Grove Mine during fiscal 2018, which has resulted in the creation of a rehabilitation obligation. The Group will assess its mine rehabilitation provision as development activities progress, and subsequently on at least an annual basis, or where evidence exists that the provision should be reviewed. Significant judgement is required in determining the provision for mine rehabilitation and closure as there are many factors that will affect the ultimate liability payable to rehabilitate the mine site, including future disturbances caused by further development, changes in technology, changes in regulations, price increases, changes in timing of cash flows which are based on life of mine plans and changes in discount rates. When these factors change or become known in the future, such differences will impact the mine rehabilitation provision in the period in which the change becomes known. Accretion of the provision will commence when development has been completed.
[3]	Ordinary shares have no par value and the company does not have a limited amount of authorised capital.